Background information of business and organization (Details) - CNY (¥)		6 Months Ended
		Jun. 30, 2018	Jun. 06, 2018
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[1]	Apr. 14, 2017
Registered Capital	[1]	¥ 100,000,000
Percentage of Equity Directly Attributable to the Group		20.00% [1]	100.00%
Suzhou Yuxi Real Estate Co., Limited. ("Suzhou Yuxi") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[2]	Mar. 05, 2018
Registered Capital	[2]	¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	[2]	100.00%
Qingdao Jinguang Property Management development Co., Ltd. ("Qingdao Jinguang") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[3]	Nov. 06, 2001
Registered Capital	[3]	¥ 1,000,000
Percentage of Equity Directly Attributable to the Group	[3]	60.00%
Wuhan Yinghexin Real Estate Co., Ltd. ("Wuhan Yinghexin") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[4]	Jan. 15, 2014
Registered Capital	[4]	¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	[4]	100.00%
Jinan Xinyuan Quansheng Real Estate Co., Ltd. ("Jinan Quansheng") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	[5]	May 25, 2018
Registered Capital	[5]	¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	[5]	100.00%

[1]	Acquired on June 6, 2018.
[2]	Acquired on June 6, 2018. The Company indirectly controls Suzhou Yuxi through its subsidiary, Suzhou Yefang, which owns 100% equity interest in Suzhou Yuxi.
[3]	Acquired on May 9, 2018.
[4]	Acquired on May 18, 2018.
[5]	Established on May 25, 2018